Supplementary cash flow information - Other Exploration and Development (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other Exploration
Statement Of Cash Flows [Line Items]
Expenditures on mining interests, projects	$ (52,629)	$ (76,005)
Fekola Mine, exploration
Statement Of Cash Flows [Line Items]
Expenditures on mining interests, projects	(4,428)	(3,728)
Masbate Mine, exploration
Statement Of Cash Flows [Line Items]
Expenditures on mining interests, projects	(3,649)	(3,808)
Otjikoto Mine, exploration
Statement Of Cash Flows [Line Items]
Expenditures on mining interests, projects	(7,825)	(3,863)
Goose Project, exploration
Statement Of Cash Flows [Line Items]
Expenditures on mining interests, projects	(28,864)	(10,595)
Finland Properties, exploration
Statement Of Cash Flows [Line Items]
Expenditures on mining interests, projects	(3,079)	(7,181)
Bakolobi Property, exploration
Statement Of Cash Flows [Line Items]
Expenditures on mining interests, projects	(344)	(8,665)
Dandoko Property, exploration
Statement Of Cash Flows [Line Items]
Expenditures on mining interests, projects	(1,279)	(6,097)
George Property, exploration
Statement Of Cash Flows [Line Items]
Expenditures on mining interests, projects	(9)	(5,131)
Menankoto Property, exploration
Statement Of Cash Flows [Line Items]
Expenditures on mining interests, projects	(805)	(12,262)
Bantako North Property, exploration
Statement Of Cash Flows [Line Items]
Expenditures on mining interests, projects	0	(9,523)
Other
Statement Of Cash Flows [Line Items]
Expenditures on mining interests, projects	$ (2,347)	$ (5,152)